General accounting principles (Policies)	9 Months Ended
Sep. 30, 2026
General accounting principles [Abstract]
Statement of compliance	The interim condensed consolidated financial statements have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”).
Basis of preparation
The interim condensed consolidated financial statements have been prepared on a historical cost basis. The accounting policies applied in these condensed consolidated interim financial statements are consistent with those presented in the 2025 audited consolidated financial statements.